Investment Securities - Gross Unrealized Losses and Fair Value of Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	$ 17,292	$ 80,449
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	161	1,890
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value	67,726	10,215
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	1,360	258
Available-for-sale Securities, Gross unrealized losses, Fair Value	85,018	90,664
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	1,521	2,148
Held-to-maturity Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	5,607	7,951
Held-to-maturity-Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	45	77
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Fair Value	0	0
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	0	0
Held-to-maturity Securities, Gross unrealized losses, Fair Value	5,607	7,951
Held-to-maturity Securities, Gross unrealized losses, Unrealized Losses	45	77
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	9,028	48,192
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	112	807
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value	43,352	4,164
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	828	56
Available-for-sale Securities, Gross unrealized losses, Fair Value	52,380	52,356
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	940	863
Held-to-maturity Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	1,338	1,895
Held-to-maturity-Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	9	17
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Fair Value	0	0
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	0	0
Held-to-maturity Securities, Gross unrealized losses, Fair Value	1,338	1,895
Held-to-maturity Securities, Gross unrealized losses, Unrealized Losses	9	17
GSE - Mortgage-backed Securities and CMO's [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	5,074	16,250
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	37	395
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value	14,057	5,251
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	337	191
Available-for-sale Securities, Gross unrealized losses, Fair Value	19,131	21,501
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	374	586
State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	1,182	9,994
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	1	658
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value	10,317
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	195
Available-for-sale Securities, Gross unrealized losses, Fair Value	11,499	9,994
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	196	658
Held-to-maturity Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	4,269	6,056
Held-to-maturity-Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	36	60
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Fair Value	0	0
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	0	0
Held-to-maturity Securities, Gross unrealized losses, Fair Value	4,269	6,056
Held-to-maturity Securities, Gross unrealized losses, Unrealized Losses	36	60
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value		4,014
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses		3
Available-for-sale Securities, Gross unrealized losses, Fair Value		4,014
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses		3
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	2,008	1,999
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	11	27
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value		800
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses		11
Available-for-sale Securities, Gross unrealized losses, Fair Value	2,008	2,799
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	$ 11	$ 38